Schedule of Remaining Contractual Maturities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Rou Assets And Operating Lease Liabilities
2026	$ 79,565
2027	6,345
Total future lease payments	85,910
Less: imputed interest	(1,308)
Total Operating lease liabilities	$ 84,602	$ 145,278